Business combinations - Business Combination, Recognized Asset Acquired and Liability Assumed (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Dec. 01, 2025	Mar. 31, 2025	Mar. 31, 2024
Business Combination [Line Items]
Goodwill	¥ 172,492		¥ 17,199	¥ 19,260
Deferred tax assets		¥ 10,479
Deferred tax liabilities		(11,820)
Macquarie Management Holdings Inc [Member]
Business Combination [Line Items]
Goodwill		150,976
Investments in equity securities for other than operating purposes		31,334
Other assets		17,579
Deferred tax assets		11,389
Other liabilities		(9,694)
Employee Liabilities		(16,799)
Deferred tax liabilities		(26,001)
Total consideration, net of cash acquired		276,985
Client relationships [Member] | Macquarie Management Holdings Inc [Member]
Business Combination [Line Items]
Finite-lived intangible assets		113,510
Software [Member] | Macquarie Management Holdings Inc [Member]
Business Combination [Line Items]
Finite-lived intangible assets		¥ 4,691